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                                         THE WEITZ FUNDS
                                   ONE PACIFIC PLACE, SUITE 600
                                     1125 SOUTH 103RD STREET
                                       OMAHA, NEBRASKA 68124


                                           August 1, 2005

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, NW
Washington DC 20549

          RE:  THE WEITZ FUNDS
               33 ACT REG NO. 333-107797
               40 ACT REG NO. 811-21410

Ladies and Gentlemen:

          On behalf of The Weitz Funds and in conjunction with the filing requirements of Rule 497(j), I hereby certify that there have been no material changes in the Prospectus and Statement of Additional Information used after July 30, 2005, the effective date of Post-Effective Amendment No. 6 of The
Weitz Funds from the Prospectus and Statement of Additional Information included in such filing. The text of Post-Effective Amendment No. 6 was filed electronically

                                                 Very truly yours,

                                                 /s/ Mary K. Beerling

                                                 Mary K. Beerling
                                                 Vice President/General Counsel